RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

20.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2023 and 2022, key management personnel include the Trustees/Directors, the President and Chief Executive Officer, the Chief Financial Officer, the Executive Vice President, Head of Global Real Estate, the Executive Vice President, Global Real Estate and Head of Investments and the Executive Vice President, General Counsel. Information with respect to the Trustees’/Directors’ fees is included in notes 13(b) and 14(c). The compensation paid or payable to the Trust’s key management personnel was as follows:

Years ended December 31,	2023	2022
Salaries, incentives and short-term benefits	$5,649	$5,760
Unit-based compensation expense including fair value adjustments	2,959	2,102
	$8,608	$7,862